Other Current Assets	12 Months Ended
Dec. 31, 2019
Other Current Assets
Other Current Assets

4. Other Current Assets

Components of other current assets are as follows:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Receivables from financial leasing service	216,071	64,686	9,291
Advance to vendors	93,192	11,051	1,587
Deposits for lending service	45,992	670	96
Receivables from equity transfer	—	42,985	6,174
VAT receivable	34,161	71,337	10,247
Others	63,853	52,972	7,609
Total	453,269	243,701	35,004

Receivables from financial leasing service relates to financial leasing business the Group started in 2017. The receivables are initially recognized as long-term receivables as the underlying leases typically have a term of two or three years. The balances of the receivables , short-term and long-term, as of December 31, 2018 and 2019, respectively, was RMB244,405 and RMB65,726, of which RMB216,071 and RMB64,686 was reclassified from other non-current assets to other current assets because the remaining financial leasing term was less than one year.